Property and Equipment, Net (Details Textual) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Digital Communications [Member]	Sep. 13, 2012 Digital Communications [Member]
Property and Equipment, Net (Textual)
Percentage of outstanding shares of common stock sold						60.00%
Original purchase price of capital equipment					$ 330,669
Accumulated depreciation of sold capital equipment					113,111
Depreciation expense	$ 37,778	$ 14,208	$ 120,558	$ 39,229